Related party transactions	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Related party transactions

28.	Related party transactions

The Company has a policy for related party transactions, which is annually revised and approved by the Board of Directors in accordance with the Company’s by-laws.

The related-party transactions policy also aims to ensure an adequate and diligent decision-making process for the Company’s key management.

28.1.	Transactions with joint ventures, associates, government entities and pension plans

The Company has engaged, and expects to continue to engage, in the ordinary course of business in numerous transactions with joint ventures, associates, pension plans, as well as with the Company’s controlling shareholder, the Brazilian Federal Government, which include transactions with banks and other entities under its control, such as financing and banking, asset management and other transactions.

The balances of significant transactions are set out in the following table:

		06.30.2023		12.31.2022

	Assets	Liabilities	Assets	Liabilities
Joint ventures and associates
Petrochemical companies (associates)	40	2	21	10
Other associates and joint ventures	78	5	72	21
Subtotal	118	7	93	31
Brazilian government – Parent and its controlled entities
Government bonds	1,830	−	1,689	−
Banks controlled by the Brazilian Government	13,992	1,812	11,811	1,567
Petroleum and alcohol account - receivables from the Brazilian Government	682	−	602	−
Brazilian Federal Government (1)	−	2,208	−	1,422
Pré-Sal Petróleo S.A. – PPSA	−	64	−	57
Others	92	88	58	71
Subtotal	16,596	4,172	14,160	3,117
Petros	79	211	56	301
Total	16,793	4,390	14,309	3,449
Current	2,679	2,734	2,603	2,119
Non-Current	14,114	1,656	11,706	1,330

(1)	It includes amounts related to lease liabilities.

The income/expenses of significant transactions are set out in the following table:

	2023	2022	2023	2022
	Jan-Jun	Jan-Jun	Apr-Jun	Apr-Jun
Joint ventures and associates
State-controlled gas distributors (joint ventures) (1)	−	1,196	−	622
Petrochemical companies (associates)	1,704	2,457	815	1,332
Other associates and joint ventures	20	89	11	60
Subtotal	1,724	3,742	826	2,014
Brazilian government – Parent and its controlled entities
Government bonds	107	93	54	51
Banks controlled by the Brazilian Government	(18)	(30)	(24)	(51)
Petroleum and alcohol account - receivables from the Brazilian Government	28	46	17	27
Brazilian Federal Government	(142)	(77)	(125)	(77)
Pré-Sal Petróleo S.A. – PPSA	(133)	(171)	(23)	(132)
Others	(109)	(5)	(70)	(16)
Subtotal	(267)	(144)	(171)	(198)
Petros	(9)	−	(5)	−
Total	1,448	3,598	650	1,816
Revenues, mainly sales revenues	1,714	3,800	820	2,019
Purchases and services	4	5	2	1
Income (expenses)	(242)	(245)	(94)	(156)
Foreign exchange and inflation indexation charges, net	(214)	(31)	(171)	(43)
Finance income (expenses), net	186	69	93	(5)
Total	1,448	3,598	650	1,816

(1)	In July 2022, the Company disposed its entire interest in Gaspetro.

The liability related to pension plans of the Company's employees and managed by the Petros Foundation, including debt instruments, is presented in note 13.

28.2.	Compensation of key management personnel

The criteria for compensation of members of the Board of Directors and the Board Executive Officers is based on the guidelines established by the Secretariat of Management and Governance of the State-owned Companies (SEST) of the Ministry of Management and Innovation in Public Services, and by the MME. The total compensation is set out as follows:

		Jan-Jun/2023			Jan-Jun/2022
	Executive Officers	Board of Directors	Total	Executive Officers	Board of Directors	Total
Wages and short-term benefits	1.4	−	1.4	1.3	−	1.3
Social security and other employee-related taxes	0.4	−	0.4	0.4	−	0.4
Post-employment benefits (pension plan)	0.1	−	0.1	0.2	−	0.2
Benefits due to termination of tenure	0.5	−	0.5	0.1	−	0.1
Total compensation recognized in the statement of income	2.4	−	2.4	2.0	−	2.0
Total compensation paid (1)	5.2	−	5.2	4.1	−	4.1
Monthly average number of members in the period	9.00	11.00	20.00	9.00	11.00	20.00
Monthly average number of paid members in the period	9.00	5.67	14.67	9.00	2.83	11.83

(1)	It includes Variable Compensation Program (PPP) for Executive Officers.

In the six-month period ended June 30, 2023, expenses related to compensation of the board members and executive officers of Petrobras amounted to US$ 5.7 (US$ 5.8 for the same period of 2022).

The compensation of the Advisory Committees to the Board of Directors is separate from the fixed compensation set for the Board Members and, therefore, has not been classified under compensation of Petrobras’ key management personnel.

In accordance with Brazilian regulations applicable to companies controlled by the Brazilian Federal Government, Board members who are also members of the Statutory Audit Committees are only compensated with respect to their Audit Committee duties. The total compensation concerning these members was US$ 221 thousand for the six-month period ended June 30, 2023 (US$ 266 thousand with tax and social security costs). For the same period of 2022, the total compensation concerning these members was US$ 340 thousand (US$ 408 thousand with tax and social security costs).

On April 27, 2023, the Company’s Annual Shareholders’ Meeting set the threshold for the overall compensation for executive officers and board members at US$ 8.9, R$ 44.99 million, from April 2023 to March 2024 (US$ 7.6, R$ 39.59 million, from April 2022 to March 2023, approved on April 13, 2022).